Sit Mutual Funds

Sit Large Cap Growth Fund, Inc.

Sit Mid Cap Growth Fund, Inc.

Sit Mutual Funds, Inc., comprised of:

Series A: Sit International Growth Fund

Series B: Sit Balanced Fund

Series C: Sit Developing Markets Growth Fund

Series D: Sit Small Cap Growth Fund

Series G: Sit Dividend Growth Fund

Series H: Sit Global Dividend Growth Fund

Series I: Sit Small Cap Dividend Growth Fund

Series J: Sit ESG Growth Fund

------------------------------------------------------------------

Supplement dated May 1, 2025

to

Prospectus dated November 1, 2024 and supplemented on March 1, 2025

------------------------------------------------------------------

This Supplement contains information that amends certain information contained in the Sit Stock Funds’ Prospectus (“Prospectus”) dated November 1, 2024 and supplemented on March 1, 2025.

Effective May 1, 2025, Mr. Kent L. Johnson of Sit Investment Associates, Inc. will serve as a portfolio manager for Sit Balanced Fund and Sit Large Cap Growth Fund. Additionally, effective May 1, 2025, Mr. Ronald D. Sit of Sit Investment Associates, Inc. will no longer serve as a portfolio manager for Sit Balanced Fund and Sit Large Cap Growth Fund.

Accordingly, the following changes are being made to the Prospectus effective May 1, 2025:

In the “FUND SUMMARY” section for the Sit Balanced Fund, the second paragraph of the sub-section “INVESTMENT ADVISER AND PORTFOLIO MANAGERS” is replaced in its entirety with the following:

The primary portfolio managers of the Fund are:

Roger J. Sit, Chairman and President, has served as Chief Investment Officer of the Fund since 2008.

Bryce A. Doty, Vice President – Investments, has served as Senior Portfolio Manager of the Fund since 1995.

Kent L. Johnson, Vice President – Investments, has served as a Portfolio Manager of the Fund since May 1, 2025.

In the “FUND SUMMARY” section for the Sit Large Cap Growth Fund, the second paragraph of the sub-section “INVESTMENT ADVISER AND PORTFOLIO MANAGERS” is replaced in its entirety with the following:

The primary portfolio managers of the Fund are:

Roger J. Sit, Chairman and President. Mr. Sit has served as Chief Investment Officer of the Fund since 1997.

Kent L. Johnson, Vice President – Investments, has served as a Portfolio Manager of the Fund since May 1, 2025.

In the “MANAGEMENT OF THE FUNDS” section, the table in the sub-section “PORTFOLIO MANAGEMENT” is revised to remove Ronald D. Sit’s name as a Portfolio Manager for Sit Balanced Fund and Sit Large Cap Growth Fund. Additionally, Mr. Kent L. Johnson is added as a Portfolio Manager for Sit Balanced Fund and Sit Large Cap Growth Fund.

------------------------------------------------------------------

Supplement dated May 1, 2025

to

Statement of Additional Information dated November 1, 2024, and supplemented on March 1, 2025

------------------------------------------------------------------

This Supplement contains information that amends certain information contained in the Sit Stock Funds’ Statement of Additional Information (“SAI”) dated November 1, 2024 and supplemented on March 1, 2025.

Effective May 1, 2025, Mr. Ronald D. Sit of Sit Investment Associates, Inc. will no longer serve as an officer for the Sit Mutual Funds or portfolio manager for Sit Balanced Fund and Sit Large Cap Growth Fund.

Accordingly, the following changes are being made to the SAI effective May 1, 2025:

The section “MANAGEMENT”, subsection “Corporate Officers” is revised to remove Ronald D. Sit from the table containing the officers of the Sit Mutual Funds.

The section “MANAGEMENT”, subsection “Portfolio Managers” is revised to remove Ronald D. Sit’s name in the table titled “Other Accounts Managed by Portfolio Management Team.”

The section “MANAGEMENT”, subsection “Portfolio Managers” is revised to remove Ronald D. Sit’s name in the table titled “Fund Shares Owned by Portfolio Management Team.”

The section “INVESTMENT ADVISER AND ADMINISTRATOR” is revised to change Ronald D. Sit’s title from “Director, Vice President – Research and Investment Management for the Adviser and Vice President – Investments for the Funds” to “Director for the Adviser.”

Shareholders should retain this Supplement for future reference.